UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2008






























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2008



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX





Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended 2008 with a Net Asset Value per share of $15.56, after paying an income dividend of $0.67 on December 30, 2008, which was down from a Net Asset Value per share of $25.35 at the beginning of the year.

For the period December 31, 2007 through December 31, 2008 the Fund's total return was (35.96)% versus the S&P 500 of(36.99)%.

The small outperformance of the Fund versus the S&P 500 Index was likely due to the fact that we began the year with relatively low exposure to financial stocks (less than 11%) and that we did not continue to meaningfully increase or replenish this percentage of the portfolio as they declined in value throughout the year, ending the year with less than 4% exposure.

The Fund begins 2009 with an approximate 5% internal portfolio dividend yield which we would expect to provide some cushion if markets continue to weaken, however, the presence of a higher relative dividend yield did not have this expected effect in 2008 and there is no assurance that it will in the future.

Our top holdings and industry group exposures, as of December 31, 2008, are listed below and we look forward to 2009.




Sincerely,



Steven Adams
Portfolio Manager



STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Stock Dividend Fund from its inception, December 27, 2004 to years ending through 2008. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                    Inception  Year End  Year End  Year End  Year End  Year End
                   (12/27/04)  2004      2005      2006      2007      2008
                    ---------  --------  --------  --------  --------  --------
Stock Dividend Fund  $10,000   $10,068   $10,738   $13,013   $13,683   $ 8,760
S&P 500 Index        $10,000   $10,015   $10,501   $12,159   $12,827   $ 8,082




$14,000|                                    #
$13,000|                             #      *
$12,000|                             *
$11,000|                     #  *
$10,000|    #  *    #  *
$ 9,000|                                           #
$ 8,000|                                              *
        _______________________________________________
        Inception
        (12/17/04)  2004     2005    2006   2007   2008


        #=Stock Dividend Fund
        *=S&P 500 Index.



                      5 Day     Annual   Annual   Annual  Annual   Compounded
                      Return    Return   Return   Return  Return   Average
                       2004     2005     2006     2007    2008     Annual Return
                      ------    ------   ------   ------  ------   -------------
Stock Dividend Fund    0.68%    6.65%    21.19%   5.14%  (35.96)%  ( 3.24)%
S&P 500 Index          0.15%    4.85%    15.79%   5.33%  (36.99)%  ( 5.05)%










STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2008


Top Ten Holdings*
(% of Net Assets)

Pfizer Inc.                              6.96%
Hershey Co.                              6.94%
The Home Depot, Inc.                     6.14%
Verizon Communications, Inc.             5.96%
Conoco Phillips                          5.74%
Burlington Northern Sante Fe Corp.       5.51%
General Electric Co.                     4.72%
Caterpillar                              4.53%
Altria                                   4.48%
Masco Corp.                              4.32%
                                        ------
                                        55.30%

Asset Allocation
(% of Net Assets)

Petroleum Refining                                               11.12%
Telephone Communications, Except Radiotelephone                   8.47%
Cigarettes                                                        7.96%
Pharmaceutical Preparations                                       6.96%
Candy and Other Confectionery Products                            6.94%
Lumber and Other Building Materials Dealers                       6.14%
Railroads, Line-Haul Operating                                    5.51%
Electric and other Electrical Equipment and Components            4.72%
Construction Machinery and Equipment                              4.53%
Wood Household Furniture, Except Upholstered                      4.32%
Copper Ores                                                       4.16%
Industrial Organic Chemicals                                      3.95%
National Commercial Banks                                         3.90%
Food Preparations                                                 3.73%
Industrial, Inorganic Chemicals                                   3.55%
Plastic Materials, Synthetic Resins, Nonvulcanizable Elastomers   3.27%
Household Appliances                                              2.36%
Motorcycles, Bicycles and Parts                                   2.28%
Chewing and Smoking Tobacco and Snuff                             2.16%
Metal Mining Services                                             1.78%
Motor Vehicles and Passenger Car Bodies                           0.85%
Transportation Equipment                                          0.66%
Other Assets, Less Liabilities, Net                               0.68%
                                                                  -----
                                                                100.00%


*Portfolio holdings are subject to change and are not recommendations of individual stocks




STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2008

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of June 30, 2008 to December 31, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                    Expenses Paid
               Beginning        Ending              During Period*
               Account Value    Account Value       June 30, 2008
               June 30, 2008    December 31, 2008   to December 31, 2008
           -----------------    -----------------   ---------------------

Actual              $  1,000       $   706              $   3.66

Hypothetical**      $  1,000       $ 1,021              $   4.33

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


STOCK DIVIDEND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008


ASSETS
   Investment securities, at
          value(cost $17,475,420)            $ 12,324,575
   Dividends receivable                            50,598
   Accrued interest                                   143
                                              -----------
              Total assets                     12,375,316
                                              -----------

LIABILITIES
   Advisory fees payable                            8,627
                                              -----------
              Total liabilities                     8,627
                                              -----------

NET ASSETS -
 (Equivalent to $15.56 per
  share based on 795,015 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 12,366,689
                                             ============

NET ASSETS CONSIST OF:
  Common stock				         $        795
  Paid-in capital                              18,500,859
  Net unrealized depreciation
   of investments                              (5,150,845)
  Undistributed net realized loss on
   investments                                   (984,122)
                                             ------------
Net assets                                   $ 12,366,689
                                             ============

















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.31%

Railroads, Line-Haul Operating ? 5.51%%
   Burlington Northern                       9000       $    681,390

Construction Machinery and ? 4.53%
Equipment
   Caterpiller                              12541            560,206

Industrial, Inorganic Chemicals ? 3.55%
   Dow	                                29086            438,908

Plastic Materials, Synthetic Resins, ? 3.27%
Nonvulcanizable Elastomers
   Eastman Chemical                          2649            84,000
   PPG Industries                            7539            319,880

Metal Mining Services
   Freeport-McMoran Copper
       and Gold? 1.78% (a)                   9000            219,960

Copper Ores ? 4.16%
   Southern Copper Corp				  32000            513,920

Electric and other Electrical ? 4.72%
Equipment and Components
   General Electric                         36000            583,200

Industrial Organic Chemicals ? 3.95%
   Olin						  27045            488,974

Motor Vehicles and Passenger ? 0.85%
Car Bodies
   Paccar                                    3678            105,191

Lumber and Other Building ? 6.14%
Materials Dealers
   Home Depot                               33000            759,660

Motorcycles, Bicycles and Parts ? 2.28%
   Harley Davidson                          16600            281,702

Transportation Equipment - 0.66%
   Polaris                                   2855            81,796




- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2008

DESCRIPTION                                SHARES           VALUE
-----------                                 ------       ------------

Wood Household Furniture, ? 4.32%
Except Upholstered
   Masco                                    47978        $   533,995


Household Appliances - 2.36%
   Whirlpool                                 7065            292,138

Cigarettes - 7.96%
   Altria                                   36785            553,982
   Philip Morris  Intl                       9885            430,096

Candy and Other Confectionery ? 6.94%
Products
   Hershey						  24700            858,078

Food Preparations ? 3.73%
   Kraft                                    17172            461,068

Chewing and Smoking Tobacco ? 2.16%
and Snuff
   Universal Corp                            8956            267,516

Petroleum Refining ? 11.12%
   Chevron Corp				         6031            446,113
   ConocoPhillips                           13703            709,815
   Petro China                               2466            219,425

National Commercial Banks ? 3.90%
   Bank of America                          34290            482,803

Pharmaceutical Preparations ? 6.96%
   Pfizer                                   48606            860,812

Telephone Communications, ? 8.47%
Except Radiotelephone
   New Zealand Telecom                      46240            309,808
   Verizon                                  21741            737,020

--------

   Total common stocks (cost $17,432,301)               $ 12,281,456
							                  --------






- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2008


                                                               Value
SHORT-TERM INVESTMENTS ? 0.34%                              --------
   Schwab Money Market Fund-current interest at 0.90%
                  	(cost $43,119)                    $   43,119
                                                            --------

   Total short-term investments (cost $43,119)                43,119
                                                            --------

Total investment securities - 99.65% (cost $17,475,420)   12,324,575

Other assets less liabilities - 0.35%                         42,114
                                                            --------

Net assets - 100.00%                                   $  12,366,689
                                                        ============

(a) Non-income producing security
































See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008



INVESTMENT INCOME:
   Dividends                                             $    638,851
   Interest                                                     6,250
                                                         ------------
          Total investment income                             645,101
                                                         ------------
EXPENSES -
   Advisory fees                                              128,356
   Misc fees and foreign tax paid                               8,736
                                                             --------
                                                              137,092
                                                             --------

          Net investment income                               508,009
                                                         ------------

LOSS ON INVESTMENTS -
   Net realized loss on investments                         (984,122)
   Net change in unrealized depreciation of securities    (5,921,040)
                                                         ------------
         Net realized and unrealized loss
           on investments                                 (6,905,162)
                                                         ------------

   Net decrease
        in net assets resulting from operations          $(6,397,153)
                                                         ============






















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                          Year Ended      Year Ended
                                          Dec 31, 2008    Dec. 31, 2007

INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                    $   508,009    $    321,107
   Net realized gain (loss) on investments     (984,122)         16,057
   Net change in unrealized depreciation
   of securities  		               (5,921,040)        (91,255)
          				              -----------    ------------
      Net increase(decrease) in net assets
      resulting from operations              (6,397,153)        245,909


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (508,009)       (321,107)
   Net realized  gains                                0         (16,057)
                                            -----------    ------------
         Total Distributions                   (508,009)       (337,164)

CAPITAL SHARE TRANSACTIONS-NET                8,210,450       3,671,625
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                  1,305,288       3,580,370

NET ASSETS, beginning of year                11,061,401       7,481,031
                                            -----------    ------------

NET ASSETS, end of year                    $ 12,366,689    $ 11,061,401
                                            ===========    ============





















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                            YEAR      YEAR      YEAR      YEAR      PERIOD
                            ENDED     ENDED     ENDED     ENDED     ENDED
                            2008      2007      2006      2005      2004(a)
                            ------    ------    ------    ------    -------
Net asset value,
  beginning of period       $25.35    $24.87    $21.05    $20.19    $20.08
                            ------    ------    ------    ------    -------
Income from investment
operations:
  Net investment income        0.67     1.49      0.56       0.48      .03
  Net realized and unrealized
  gains(losses) on investments(9.79)   (0.21)     3.90       0.86      .11
                            -------    -----     -----     ------    -----
Total income(loss)from
  investment operations	      (9.12)    1.28      4.46       1.34      .14
                       -------    ------    -----     ------    ------

Less distributions from:
  Net investment income       (0.67)   (0.79)    (0.58)     (0.37)   (0.03)
  Net realized gains           0.00    (0.01)    (0.06)     (0.11)   (0.00)
                              ------   ------    ------     ------   ------
    Total distributions       (0.67)   (0.80)    (0.64)     (0.48)   (0.03)
                              -----     -----     -----     -----    ------
Net asset value,
  end of period              $15.56   $25.35     $24.87     $21.05   $20.19
                            -------   ------     ------     ------   ------

Total Return                 (35.96)%   5.14%     21.19%      6.65%   0.68%(d)

Net assets, end of period
   (in 1000's)               $12,367   $11,061    $7,481     $2,654    $504

Ratio of expenses to average
   net assets (b) (c)          0.83%    0.85%      0.86%      0.85%   1.25%(a)

Ratio of net investment income to
   average net assets (b)      3.30%    2.88%      2.83%      2.60%  11.73%

Portfolio turnover
   rate (annualized)          15.19%   28.19%      6.35%     32.85%   0.00%

(a) Represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per share data has been annualized.
(c) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV). On 1/1/05, the expenses were reduced from 1.25% to 0.85% annually.
(d) Total return for 2004 (4 days) is not annualized.

See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2008, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

New Accounting Pronouncements
Effective March 30, 2008, the Fund adopted Financial Accounting Standards Board
(FASB) Interpretation No.48(FIN 48), 'Accounting for Uncertainty in Income Taxes'. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a 'more likely than not' standard that, based on the technical merits,have a more than fifty percent likelihood of being sustained upon examination.
In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the ?more-likely-than-not? threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdiction for the Fund include Federal. As of December 31, 2008, open Federal tax years include the tax years ended December 31, 2006 through December 31, 2008. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund?s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.






STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $12,324,575          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $12,324,575          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2008, the Fund did not own any other financial instruments.









STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:


                          Year Ended             Year Ended
                       December 31, 2008     December 31, 2007
                       -------------------   -------------------
                       Shares       Amount   Shares       Amount
Shares sold           325,739   $7,702,800   122,477  $3,334,606
Shares issued in
  reinvestment of
  dividends	           33,052      508,009    13,000     337,155
                       ------     --------    ------    --------
Net increase 	    358,791    8,210,809   135,477   3,671,761

Beginning of year     436,224   10,290,845   300,747   6,619,084
                       ------     --------   -------   ---------
End of year           795,015  $18,501,654   436,224 $10,290,845
			    =======	  ==========   =======  ==========


4.  INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $10,510,291 and $2,289,256, respectively, for the year ended December 31, 2008. The aggregate cost of investment securities, excluding money market funds, for federal income tax purposes was $17,432,298 as of December 31, 2008.

As of December 31, 2008 and 2007, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                              2008               2007
-----------                           --------          --------
Unrealized appreciation           $      37,018     $  1,771,474
Unrealized depreciation              (5,187,863)      (1,000,918)
                                     ----------       ----------
Net unrealized
   appreciation(depreciation)     $  (5,150,845)    $    770,556
                                  ==============    ============

5. DISTRIBUTION TO SHAREHOLDERS
There was one cash distribution of $0.67 per share ($508,009) paid on December 30, 2008.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is a member of the Advisor and is also an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.
The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The management fee for 2008, as computed pursuant to the investment advisory agreement, totaled $128,356, of which $8,627 was payable on December 31, 2008.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as it own custodian, effective September 1, 2008, per requirements of Rule 17f-2. There are no fees associated with these services.

7.	Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days.
For the year ended December 31, 2008, there were no redemption fees received by the Fund.


ADDITIONAL INFORMATION


PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied atthe SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.






STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on February 19, 2008, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:

	1)  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

	2)  INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

	3)  COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

	4)  ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

	5)  CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.





















Board of Directors Information
Stock Dividend Fund, Inc.
December 31, 2008

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS


Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 51                             since 2000, Tech Co.   Value Fund, Inc.
                                   Manager prior


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Cain Waters,  Small Cap
Age 45                             Tolleson Wealth Mgmt   Value Fund, Inc.
                                   prior, Self Emp Tax
                                   Consultant prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Small Cap
M.D.                               Dallas Pathology       Value Fund, Inc.
Age 45


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Small Cap
Age 47              President      Asset Advisors         Value Fund, Inc.
                    Secretary
                    Treasurer





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.







Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 27, 2004 (the date the investment operations commenced) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we planand perform the audit to obtain reasonable assurance about whether the financialstatements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Dividend Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in net assets for the two years in the period ended, and the financial highlights for the four years in the period then ended and for the period from December 27, 2004 (the date the investment operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP


Austin, Texas
February 26, 2009










Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.









Item 12.  Exhibits.

a)	(1)Code of Ethics- Filed with N-CSR and hereby incorporated by reference.

    (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached


b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/26/09